UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21241

RMR REAL ESTATE FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Adam D. Portnoy, President	Thomas A. DeCapo, Esq.
RMR Real Estate Fund	Skadden, Arps, Slate, Meagher & Flom LLP
400 Centre Street	One Beacon Street
Newton, Massachusetts 02458	Boston, Massachusetts, 02108

Christina T. Simmons, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Voting Record

Fund	RMR

Company	Abingdon Investment Limited
Ticker:		Cusip:
Meeting Date:	8/13/2007	Record Date:	8/11/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

That the Articles of Association of the Guernsey Company be amended as more particularly described in the Notice of Extraordinary General Meeting contained in the Proxy Statement/Private Offering Memorandum.

		For	For	Management

2.00

That the Share Exchange Agreement (as that term is defined in the Proxy Statement/Private Offering Memorandum attached to the Notice of Extraordinary General Meeting is attached) substantially in the form of the draft attached as Exhibit A to the Proxy Statement/Private Offering Memorandum be and is hereby approved.

		For	For	Management

3.00

That the Company be and is hereby authorized to execute the Share Exchange Agreement, and such other documents and agreements that are reasonably necessary in the judgment of the directors of the Guernsey Company to implement the Share Exchange (as described in the Share Exchange Agreement), as agents for and on behalf of all the holders of shares of the Guernsey Company.

		For	For	Management

4.00	That the Secretary of the Company be and is hereby authorized on completion of the Share Exchange to make the necessary entries in the register of Members to give full effect to the Share Exchange.	For	For	Management

Company	Alesco Financial Inc.
Ticker:	AFN	Cusip:	014485106
Meeting Date:	6/18/2008	Record Date:	4/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Rodney E. Bennett; 02-Marc Chayette; 03-Daniel G. Cohen; 04-Thomas P. Costello; 05-G. Steven Dawson; 06-Jack Haraburda; 07-James J. McEntee, III; 08-Lance Ullom; 09-Charles W. Wolcott.

		For	For	Management

2.00	To amend the Company’s 2006 Long-Term Incentive Plan to increase the total number of shares of common stock available to be granted under the plan, as described in the accompanying proxy statement.	For	For	Management

3.00	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2008.	For	For	Management

Company	Alpine Total Dynamic Dividend Fund
Ticker:	AOD	Cusip:	021060108
Meeting Date:	3/14/2008	Record Date:	1/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Jeffrey E. Wacksman.	For	For	Management

Company	AMB Property Corporation
Ticker:	AMB	Cusip:	00163T109
Meeting Date:	5/8/2008	Record Date:	3/6/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

1A-Election of Director: T. Robert Burke; 1B-Election of Director: David A. Cole; 1C-Election of Director: Lydia H. Kennard; 1D-Election of Director: J. Michael Losh; 1E-Election of Director: Hamid R. Moghadam; 1F-Election of Director: Frederick W. Reid; 1G-Election of Director: Jeffrey L. Skelton; 1H-Election of Director: Thomas W. Tusher; 1I-Election of Director: Carl B. Webb.

		For	For	Management

2.00	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of AMB Property Corporation for the fiscal year ending December 31, 2008.	For	For	Management

Company	American Capital Strategies, Ltd.
Ticker:	ACAS	Cusip:	024937104
Meeting Date:	5/19/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Mary C. Baskin; 02-Neil M. Hahl; 03-Philip R. Harper; 04-John A. Koskinen; 05-Stan Lundine; 06-Kenneth D. Peterson; 07-Alvin N. Puryear; 08-Malon Wilkus.

		For	For	Management

2.00	Approval of the amendment to our Bylaws to require majority vote to elect directors in uncontested elections.	For	For	Management

3.00	Approval of the 2008 Stock Option Plan.	For	For	Management

4.00	Approval of the amendment to the Incentive Bonus Plan.	For	For	Management

5.00	Approval of the ability to issue convertible securities.	For	For	Management

6.00	Approval of the amendment and restatement of our Certificate of Incorporation.	For	For	Management

7.00	Ratification of appointment of Ernst & Young LLP as auditors for the year ending December 31, 2008.	For	For	Management

8.00	In their discretion on any matter that may properly come before said meeting or any adjournment thereof.	For	For	Management

Company	American Financial Realty Trust
Ticker:	AFR	Cusip:	02607P305
Meeting Date:	2/13/2008	Record Date:	1/2/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the merger of GKK Stars Acquisition Corp., a Maryland corporation, with and into American Financial Realty Trust, referred to as the Merger, and the other transactions contemplated by the Agreement and Plan of Merger, dated as of November 2, 2007, all as more fully described in the proxy statement.

		For	For	Management

2.00	To adjourn or postpone the special meeting, if necessary, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the merger.	For	For	Management

Company	Anthracite Capital, Inc.
Ticker:	AHR	Cusip:	037023108
Meeting Date:	5/15/2008	Record Date:	3/31/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Hugh R. Frater***; 02-Jeffrey C. Keil***; 03-Deborah J. Lucas***; 04-Walter E. Gregg, Jr.**; 05-Christopher A. Milner*. *Nominee for term expiring in 2009; **Nominee for term expiring in 2010; ***Nominee for term expiring in 2011.

		For	For	Management

2.00	Proposal to ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	Proposal to approve the Anthracite Capital, Inc. 2008 Manager Equity Plan.	For	For	Management

Company	Apartment Investment and
Ticker:	AIV	Cusip:	03748R101
Meeting Date:	4/28/2008	Record Date:	2/29/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-James N. Bailey; 02-Terry Considine; 03-Richard S. Ellwood; 04-Thomas L. Keltner; 05-J. Landis Martin; 06-Robert A. Miller; 07-Thomas L. Rhodes; 08-Michael A. Stein.

		For	For	Management

2.00	To raftify the selection of Ernst & Young LLP, to serve as independent registered public accounting firm for the Company for the fiscal year ending December 31, 2008.	For	For	Management

Company	Archstone-Smith Trust
Ticker:	ASN	Cusip:	039583109
Meeting Date:	8/21/2007	Record Date:	7/12/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approval of the merger of Archstone-Smith Trust with and into River Acquisition (MD), LP, or its assignee, pursuant to the agreement and plan of merger, dated as of May 28, 2007, by and among Archstone-Smith Trust, Archstone-Smith Operating Trust, River Holding, LP, River Acquisition (MD), LP, and River Trust Acquisition (MD), LLC, and the other transactions contemplated by the agreement and plan of merger.

		For	For	Management

2.00

Approval of any adjournments of the special meeting for the purpose of soliciting additional proxies if there are not sufficient votes at the special meeting to approve the merger and the other transactions contemplated by the agreement and plan of merger.

		For	For	Management

Company	Ashford Hospitality Trust, Inc.
Ticker:	AHT	Cusip:	044103109
Meeting Date:	5/13/2008	Record Date:	3/17/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Archie Bennett, Jr.; 02-Montgomery J. Bennett; 03-Martin L. Edelman; 04-W. D. Minami; 05-W. Michael Murphy; 06-Phillip S. Payne; 07-Charles P. Toppino.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00

To approve amendments to the Company’s amended and restated 2003 Stock Incentive Plan that will (a) increase the number of shares of common stock reserved for issuance under the plan by 3,750,000 shares and (b) eliminate the current limitation on the maximum number of shares of common stock that can be issued under the plan to any one participant in any one calendar year.

		For	For	Management

Company	Associated Estates Realty
Ticker:	AEC	Cusip:	045604105
Meeting Date:	5/7/2008	Record Date:	3/17/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Albert T. Adams; 02-James M. Delaney; 03-Jeffrey I. Friedman; 04-Michael E. Gibbons; 05-Mark L. Milstein; 06-James A. Schoff; 07-Richard T. Schwarz.

		For	For	Management

2.00	To approve the 2008 Associated Estates Realty Corporation Equity-Based Award Plan.	For	For	Management

3.00	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent accountants for the Company’s fiscal year ending December 31, 2008.	For	For	Management

Company	AvalonBay Communities, Inc.
Ticker:	AVB	Cusip:	053484101
Meeting Date:	5/21/2008	Record Date:	3/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Bryce Blair; 02-Bruce A. Choate; 03-John J. Healy, Jr.; 04-Gilbert M. Meyer; 05-Timothy J. Naughton; 06-Lance R. Primis, 07-Peter S. Rummell; 08-H. Jay Sarles.

		For	For	Management

2.00	To ratify the selection of Ernst & Young LLP as the Company’s independent auditors for the year ending December 31, 2008.	For	For	Management

Company	Brandywine Realty Trust
Ticker:	BDN	Cusip:	105368203
Meeting Date:	6/18/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Walter D’Alessio; 02-D. Pike Aloian; 03-Anthony A. Nichols, Sr., 04-Donald E. Axinn; 05-Wyche Powler; 06-Michael J. Joyce; 07-Charles P. Pizzi; 08-Gerard H. Sweeney.

		For	For	Management

2.00	Ratification of the Audit Committee’s appointment of PricewaterhouseCoopers, LLP as independent registered public accounting firm.	For	For	Management

Company	BRE Properties, Inc.
Ticker:	BRE	Cusip:	05564E106
Meeting Date:	5/15/2008	Record Date:	3/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Paula F. Downey; 02-Robert A. Fiddaman; 03-Irving F. Lyons III; 04-Edward E. Mace; 05-Christopher J. McGurk; 06-Matthew T. Medeiros; 07-Constance B. Moore; 08-Jeanne R. Myerson; 09-Thomas E. Robinson.

		For	For	Management

2.00

Approve the Amended and Restated 1999 BRE Stock Incentive Plan to, among other things, extend the term of the 1999 BRE Stock Incentive Plan, as previously amended, for 10 years and to increase the maximum number of shares reserved for issuance at any time thereafter from 3,500,000 shares to 4,500,0000.

		For	For	Management

3.00	Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for the year ending December 31, 2008.	For	For	Management

Company	Brookfield Properties Corporation
Ticker:	BPO	Cusip:	112900105
Meeting Date:	4/24/2008	Record Date:	3/17/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	The special resolution to decrease the number of directors from 13 to 12, as more particularly described in the Corporation’s management proxy circular dated March 17, 2008.	For	For	Management

2.00

The amendment of the Corporation’s Share Option Plan to increase the number of shares authorized for issuance pursuant to the Plan, as more particularly described in the Corporation’s management proxy circular dated March 17, 2008.

		For	For	Management

3.00

Election of Directors: 01-Mr. Gordon E. Arnell; 02-Mr. William T. Cahill; 03-Mr. Richard B. Clark; 04-Mr. Jack L. Cockwell; 05-Mr. J. Bruce Flatt; 06-Mr. Roderick D. Fraser; 07-Mr. Paul D. McFarlane; 08-Mr. Allan S. Olson; 09-Ms. Linda D. Rabbitt; 10-Mr. Robert L. Stelzl; 11-Ms. Diana L. Taylor; 12-Mr. John E. Zuccotti.

		For	For	Management

4.00	The appointment of Deloitte & Touche LLP as auditor and authorizing the directors to fix the auditors’ remuneration.	For	For	Management

Company	CapLease, Inc.
Ticker:	LSE	Cusip:	140288101
Meeting Date:	6/11/2008	Record Date:	4/2/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Paul H. McDowell; 02-William R. Pollert; 03-Michael E. Gagliardi; 04-Stanley Kreitman; 05-Jeffrey F. Rogatz; 06-Howard A. Silver.	For	For	Management

2.00	Ratification of McGladrey & Pullen LLP as our independent registered public accounting firm for the year ending December 31, 2008.	For	For	Management

Company	Cedar Shopping Centers Inc.
Ticker:	CDR	Cusip:	150602209
Meeting Date:	9/12/2007	Record Date:	8/1/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	To amend the articles of incorporation to increase authorized common stock.	For	For	Management

1.00	To amend the articles of incorporation to increase authorized common stock.	For	For	Management

2.00	To amend the articles of incorporation to increase authorized preferred stock and prohibit use of preferred stock for anti-takeover purposes.	For	For	Management

2.00	To amend the articles of incorporation to increase authorized preferred stock and prohibit use of preferred stock for anti-takeover purposes.	For	For	Management

Company	Cedar Shopping Centers, Inc.
Ticker:	CDR	Cusip:	150602209
Meeting Date:	6/17/2008	Record Date:	4/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-James J. Burns; 02-Richard Homburg; 03-Pamela N. Hootkin; 04-Paul G. Kirk, Jr.; 05-Everett B. Miller, III; 06-Leo S. Ullman; 07-Roger M. Widmann.

		For	For	Management

2.00	To amend the 2004 Stock Incentive Plan.	For	For	Management

3.00	To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

Company	Cogdell Spencer Inc.
Ticker:	CSA	Cusip:	19238U107
Meeting Date:	4/1/2008	Record Date:	4/1/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-J. W. Cogdell, Chairman; 02-Frank C. Spencer; 03-John R. Georgius; 04-Richard B. Jennings; 05-Christopher E. Lee; 06-David J. Lubar; 07-Richard C. Neugent; 08-Scott A. Ransom; 09-Randolph D. Smoak, M.D.

		For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of Cogdell Spencer Inc.	For	For	Management

3.00	The approval of the exchange feature whereby the alternative units will be exchangeable for shares of common stock of Cogdell Spencer Inc.	For	For	Management

Company	Cohen & Steers Premium Income
Ticker:	RPF	Cusip:	19247V104
Meeting Date:	4/17/2008	Record Date:	2/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	1A-Election of Director: Bonnie Cohen; 1B-Election of Director: Richard E. Kroon.	For	For	Management

Company	Cohen & Steers REIT and Preferred
Ticker:	RNP	Cusip:	19247X100
Meeting Date:	4/17/2008	Record Date:	2/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	1A-Election of Director: Bonnie Cohen; 1B-Election of Director: Richard E. Kroon	For	For	Management

Company	Colonial Properties Trust
Ticker:	CLP	Cusip:	195872106
Meeting Date:	4/23/2008	Record Date:	2/15/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Weston M. Andress; 02-Carl F. Bailey; 03-M. Miller Gorrie; 04-William M. Johnson; 05-Glade M. Knight; 06-James K. Lowder; 07-Thomas H. Lowder; 08-Herbert A. Meisler; 09-Claude B. Nielsen; 10-Harold W. Ripps; 11-Donald T. Senterfitt; 12-John W. Spiegel; 13-C. R. Thompson, III.

		For	For	Management

2.00	To approve the Colonial Properties Trust 2008 Omnibus Incentive Plan.	For	For	Management

3.00	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm of the Company for the fiscal year ending December 31, 2008.	For	For	Management

Company	Cornerstone Strategic Value Fund-
Ticker:	CLM	Cusip:	21924B104
Meeting Date:	4/15/2008	Record Date:	2/19/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Edwin Meese III; 02-Ralph W. Bradshaw.	For	For	Management

Company	Corporate Office Properties Trust
Ticker:	OFC	Cusip:	22002T108
Meeting Date:	5/22/2008	Record Date:	3/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Robert L. Denton; 02-Randall M. Griffin.	For	For	Management

2.00	Elimination of the classification of our Board of Trustees.	For	For	Management

3.00	Adoption of the 2008 Omnibus Equity and Incentive Plan.	For	For	Management

4.00	Ratification of the appointment of independent registered public accounting firm.	For	For	Management

Company	Crescent Real Estate Equities
Ticker:	CEI	Cusip:	225756105
Meeting Date:	8/1/2007	Record Date:	6/22/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approve (A) The agreement and plan of merger, dated as of May 22, 2007, by and among Crescent Real Estate Equities Company, Crescent Real Estate Equities Limited Partnership, Moon Acquisition Holdings LLC, Moon Acquisition LLC and Moon Acquisition Limited Partnership and (B) The merger of Crescent Real Estate Equities Company with and into Moon Acquisition LLC.

		For	For	Management

Company	DCT Industrial Trust Inc.
Ticker:	DCT	Cusip:	233153105
Meeting Date:	5/20/2008	Record Date:	3/26/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Thomas G. Wattles; 02-Philip L. Hawkins; 03-Phillip R. Altinger; 04-Thomas F. August; 05-John S. Gates, Jr.; 06-Tripp H. Hardin; 07-James R. Mulvihill; 08-John C. O’Keeffe; 09-Bruce L. Warwick.

		For	For	Management

2.00	Ratification of the appointment of KPMG LLP as the Company’s independent registered public accounting firm for 2008.	For	For	Management

Company	Deerfield Triarc Capital Corp.
Ticker:	DFR	Cusip:	244572301
Meeting Date:	8/9/2007	Record Date:	7/6/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the issuance of 9,635,192 shares of our common stock to the members of Deerfield & Company LLC as consideration for the merger of DFR Merger Company, LLC, our wholly owned subsidiary, with and into Deerfield & Company LLC pursuant to the merger agreement, which will enable us to complete the merger.

		For	Did not vote	Management

2.00	Directors recommend: A vote for election of the following nominees: (1) Robert B. Machinist, (2) Jonathan W. Trutter.	For	Did not vote	Management

3.00	To ratify the appointment by our audit committee of Deloitte & Touche LLP to serve as our independent auditors for the fiscal year ending December 31, 2007.	For	Did not vote	Management

4.00

To approve an amendment and restatement of the Deerfield Triarc Capital Corp. stock incentive plan to, among other things, increase the shares of common stock reserved for issuance under the plan from 2,692,313 to 6,136,725.

		For	Did not vote	Management

Company	Duke Realty Corporation
Ticker:	URE	Cusip:	264411505
Meeting Date:	4/30/2008	Record Date:	3/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Barrington H. Branch; 02-Geoffrey Button; 03-William Cavanaugh III; 04-Ngaire E. Cuneo; 05-Charles E. Eitel; 06-R. Glenn Hubbard, Ph.D.; 07-M. C. Jischke, Ph.D.; 08-L. Ben Lytle; 09-Dennis D. Oklak; 10-William O. McCoy; 11-Jack R. Shaw; 12-Robert J. Woodward, Jr.

		For	For	Management

2.00	Proposal to ratify the reappointment of KPMG LLP as its independent registered public accounting firm.	For	For	Management

Company	DuPont Fabros Technology Inc.
Ticker:	DFT	Cusip:	26613Q106
Meeting Date:	5/20/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Lamont J. Du Pont; 02-Hossein Fateh; 03-Mark Amin; 04-Michael A. Coke; 05-Thomas D. Eckert; 06-Frederic V. Malek; 07-John H. Toole.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the 2008 fiscal year.	For	For	Management

Company	Eagle Hospitality Properties Trust Inc.
Ticker:	EHP	Cusip:	26959T102
Meeting Date:	8/8/2007	Record Date:	6/15/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approval of the agreement and plan of merger, dated as of April 27, 2007, by and among Eagle Hospitality Properties Trust, In., EHP Operating Partnership, L.P., AP AIMCAP Holdings LLC and AP AIMCAP Corporation, the merger of Eagle Hospitality Propertiestrust, Inc. with and into AP AIMCAP Corporation and other transactions contemplated by agreement and plan of merger.

		For	Did not vote	Management

2.00

Approval of any adjournment of the special meeting for the purpose of soliciting additional proxies if there are not sufficient votes at the special meeting to approve the agreement and plan of merger, the merger and the other transactions contemplated by the agreement and plan of merger.

		For	Did not vote	Management

Company	EastGroup Properties, Inc.
Ticker:	EGP	Cusip:	277276101
Meeting Date:	5/29/2008	Record Date:	4/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-D. Pike Aloian; 02-H. C. Bailey, Jr.; 03-Hayden C. Eaves, III; 04-Fredric H. Gould; 05-David H. Hoster II; 06-Mary E. McCormick; 07-David M. Osnos; 08-Leland R. Speed.

		For	For	Management

2.00	To consider and ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the 2008 fiscal year.	For	For	Management

Company	Eaton Vance Enhanced Equity Income
Ticker:	EOS	Cusip:	278277108
Meeting Date:	10/12/2007	Record Date:	8/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Thomas E. Faust, Jr.*, (2) Allen R. Freedman *, (3) Norton H. Reamer **, (4) Heidi L. Steiger ***, (5) Lynn A. Stout **, (6) Ralph F. Verni **. * Class I; **Class III; *** Class II;

		For	For	Management

Company	Entertainment Properties Trust
Ticker:	EPR	Cusip:	29380T105
Meeting Date:	5/7/2008	Record Date:	2/15/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Robert J. Druten; 02-David M. Brain.	For	For	Management

2.00	Proposal to ratify the appoinment of KPMG LLP as the Company’s independent registered public accounting firm for 2008.	For	For	Management

Company	Equity Inns Inc.
Ticker:	ENN	Cusip:	294703103
Meeting Date:	10/2/2007	Record Date:	8/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	To approve the agreement and plan of merger, dated as of June 20, 2007, by and among Grace I, LLC, Grace Acquisition I, Inc., Grace II, L.P., Equity Inns Partnership, L.P. and Equity Inns, Inc.	For	For	Management

2.00

To approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the merger agreement.

		For	For	Management

Company	Equity One, Inc.
Ticker:	EQY	Cusip:	294752100
Meeting Date:	5/27/2008	Record Date:	3/31/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Noam Ben-Ozer; 02-James S. Cassel; 03-Cynthia R. Cohen; 04-Neil Flanzraich; 05-Nathan Hetz; 06-Chaim Katzman; 07-Peter Linneman; 08-Jeffrey S. Olson; 09-Dori Segal.

		For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as our independent auditors for 2008.	For	For	Management

Company	Equity Residential
Ticker:	EQR	Cusip:	29476L107
Meeting Date:	6/10/2008	Record Date:	3/31/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-John W. Alexander; 02-Charles L. Atwood; 03-Stephen O. Evans; 04-Boone A. Knox; 05-John E. Neal; 06-David J. Neithercut; 07-Desiree G. Rogers; 08-Sheli Z. Rosenberg; 09-Gerald A. Spector; 10-B. Joseph White; 11-Samuel Zell.

		For	For	Management

2.00	Ratification of the selection of Ernst & Young LLP as the Company’s independent auditor for the year ending December 31, 2008.	For	For	Management

Company	Essex Property Trust, Inc.
Ticker:	ESS	Cusip:	297178105
Meeting Date:	5/6/2008	Record Date:	2/28/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-David W. Brady; 02-Robert E. Larson; 03-Michael J. Schall; 04-Willard H. Smith, Jr.	For	For	Management

2.00	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2008.	For	For	Management

Company	FelCor Lodging Trust Incorporated
Ticker:	FCH	Cusip:	31430F101
Meeting Date:	5/21/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	1A-Election of Director: Thomas J. Corcoran, Jr.; 1B-Election of Director: Robert F. Cotter; 1C-Election of Director: Thomas C. Hendrick; 1D-Election of Director: Mark D. Rozells.	For	For	Management

2.00	Amendment of FelCor’s 2005 Restricted Stock and Stock Option Plan to increase the number of shares of common stock by 1,800,000 shares.	For	For	Management

3.00	Ratification of the appointment of PricewaterhouseCoopers LLP as FelCor’s independent registered public accounting firm.	For	For	Management

Company	Feldman Mall Properties, Inc.
Ticker:	FMLP	Cusip:	314308107
Meeting Date:	12/28/2007	Record Date:	11/19/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Lawrence Feldman; 02-Lawrence S. Kaplan; 03-Bruce E. Moore; 04-Paul H. McDowell.	For	For	Management

2.00	Proposal to approve the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year 2007.	For	For	Management

3.00	Proposal to approve the convertibility feature of our 6.85% Series A Cumulative Contingently Convertible Preferred Stock, par value $0.01 per share.	For	For	Management

4.00	Proposal to approve a stockholder proposal that the Company engage an investment bank to pursue strategic alternatives.	For	For	Management

Company	First Industrial Realty Trust, Inc.
Ticker:	FR	Cusip:	32054K103
Meeting Date:	5/20/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Michael W. Brennan*; 02-Michael G. Damone*; 03-Kevin W. Lynch*; 04-J. W. M. Brenninkmeijer**. Note: * = Term, if elected, expires in 2011; ** = Term, if elected, expires in 2009.

		For	For	Management

2.00	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm.	For	For	Management

Company	Franklin Street Properties Corp.
Ticker:	FSP	Cusip:	35471R106
Meeting Date:	5/16/2008	Record Date:	3/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-George J. Carter; 02-Georgia Murray.	For	For	Management

Company	Getty Realty Corp.
Ticker:	GTY	Cusip:	374297109
Meeting Date:	5/15/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-M. Cooper; 02-P. Coviello; 03-L. Liebowitz; 04-H. Safenowitz; 05-D. Driscoll.	For	For	Management

2.00	The ratification of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the Company for the fiscal year ending December 31, 2008.	For	For	Management

Company	Glimcher Realty Trust
Ticker:	GRT	Cusip:	379302102
Meeting Date:	5/9/2008	Record Date:	3/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election for the following nominees: 01-Timothy J. O’Brien; 02-Richard F. Celeste**; 03-Wayne S. Doran**; 04-Michael P. Glimcher**; 05-Alan R. Weiler**+. Note: * = Class I Trustee; ** = Class II Trustees; + = Contains Proposals 1 and 2.

		For	For	Management

2.00	Ratification of the appointment of BDO Seidman, LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

Company	Gramercy Capital Corp.
Ticker:	GKK	Cusip:	384871109
Meeting Date:	6/25/2008	Record Date:	4/4/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Jeffrey E. Kelter; 02-Charles S. Laven.	For	For	Management

2.00	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	To approve and ratify the adoption of the 2008 Employee Stock Purchase Plan.	For	For	Management

Company	HCP, Inc.
Ticker:	HCP	Cusip:	40414L109
Meeting Date:	4/24/2008	Record Date:	3/10/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Robert R. Fanning, Jr.; 02-James F. Flaherty III; Christine N. Garvey; 04-David B. Henry; 05-Lauralee E. Martin; 06-Michael D. McKee; 07-Harold M. Messmer, Jr.; 08-Peter L. Rhein; 09-Kenneth B. Roath; 10-Richard M. Rosenberg; 11-Joseph P. Sullivan.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as HCP’s independent auditors for the fiscal year ending December 31, 2008.	For	For	Management

Company	Health Care REIT, Inc.
Ticker:	HCN	Cusip:	42217K106
Meeting Date:	5/1/2008	Record Date:	3/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-William C. Ballard, Jr.; 02-Peter J. Grua; 03-R. Scott Turnbull.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2008.	For	For	Management

Company	Hersha Hospitality Trust
Ticker:	HT	Cusip:	427825104
Meeting Date:	5/22/2008	Record Date:	3/31/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Donald J. Landry; 02-Thomas S. Capello; 03-Jay H. Shah.	For	For	Management

2.00	Approval of the Hersha 2008 Equity Incentive Plan.	For	For	Management

3.00	Ratification of KPMG LLP as the Company’s independent registered public accounting firm.	For	For	Management

Company	Highwoods Properties, Inc.
Ticker:	HIW	Cusip:	431284108
Meeting Date:	5/15/2008	Record Date:	3/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Thomas W. Adler; 02-Kay N. Callison; 03-O. Temple Sloan, Jr..	For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	Approval of a proposed charter amendment to declassify the board of directors.	For	For	Management

Company	Home Properties, Inc.
Ticker:	HME	Cusip:	437306103
Meeting Date:	5/1/2008	Record Date:	3/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Josh E. Fidler; 02-Alan L. Gosule; 03-Leonard F. Helbig, III; 04-Roger W. Kober; 05-Norman P. Leenhouts; 06-Nelson B. Leenhouts; 07-Edward J. Pettinella; 08-Clifford W. Smith, Jr.; 09-Paul L. Smith; 10-Amy L. Tait.

		For	For	Management

2.00	To approve the Company’s 2008 Stock Benefit Plan.	For	For	Management

3.00	To approve an amendment to the Company’s Deferred Bonus Plan.	For	For	Management

4.00	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2008.	For	For	Management

Company	Iowa Telecommunications Services,
Ticker:	IWA	Cusip:	462594201
Meeting Date:	6/12/2008	Record Date:	4/22/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Brian G. Hart*; 02-Alan L. Wells*; 03-Kenneth R. Cole**. Note: * = Class I Expires in 2011; ** = Class II Expires in 2009.	For	For	Management

2.00	Approval and ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2008 (Proposal No. 2).	For	For	Management

Company	Kimco Realty Corporation
Ticker:	KIM	Cusip:	49446R109
Meeting Date:	5/13/2008	Record Date:	3/17/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-M. Kimmel; 02-M. Cooper; R. Dooley; 04-M. Flynn; 05-J. Grills; 06-D. Henry; 07-F. P. Hughes; 08-F. Lourenso; 09-R. Saltzman; 10-P. Coviello.

		For	For	Management

2.00

A proposal to approve a recommendation by the Executive Compensation Committee of the Board of Directors that the number of shares of the Company’s common stock, par value $0.01 per share, subject to option under the Company’s 1998 Equity Participation Plan be increased by 5,000,000.

		For	For	Management

3.00	The ratification of the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for 2006.	For	For	Management

Company	LaSalle Hotel Properties
Ticker:	LHO	Cusip:	517942108
Meeting Date:	4/24/2008	Record Date:	2/15/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Jon E. Bortz; 02-Donald A. Washburn.	For	For	Management

2.00	To ratify the appointment of the Company’s independent registered public accountants for the year ending December 31, 2008.	For	For	Management

3.00	To consider and act upon any other matters that may properly be brought before the Annual Meeting and at any adjournments or postponements thereof.	For	For	Management

Company	Lexington Realty Trust
Ticker:	LXP	Cusip:	529043101
Meeting Date:	5/20/2008	Record Date:	3/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-E. Robert Roskind; 02-Richard J. Rouse; 03-T. Wilson Eglin; 04-Clifford Broser; 05-Geoffrey Dohrmann; 06-Harold First; 07-Richard Frary; 08-Carl D. Glickman; 09-James Grosfeld; 10-Kevin W. Lynch.

		For	For	Management

2.00	To ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2008.	For	For	Management

Company	Liberty Property Trust
Ticker:	LRY	Cusip:	531172104
Meeting Date:	5/15/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Frederick F. Buchholz; 02-Thomas C. Deloach, Jr.; 03-Daniel P. Garton; 04-Stephen B. Siegel.	For	For	Management

2.00	Approval of the proposal to ratify the selection of Ernst & Young LLP as the Trust’s independent registered public accounting firm for 2008.	For	For	Management

Company	LMP Real Estate Income Fund Inc.
Ticker:	RIT	Cusip:	50208C108
Meeting Date:	4/28/2008	Record Date:	3/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Daniel P. Cronin; 02-Paolo M. Cucchi; 03-Riordan Roett.	For	For	Management

Company	LTC Properties, Inc.
Ticker:	LTC	Cusip:	502175102
Meeting Date:	6/10/2008	Record Date:	4/23/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Andre C. Dimitriadis, 02-Boyd W. Hendrickson; 03-Edmund C. King; 04-Wendy L. Simpson; 05-Timothy J. Triche, M.D.	For	For	Management

2.00	Approval of the Company’s 2008 Equity Participation Plan.	For	For	Management

3.00	Ratification of the Company’s independent auditors.	For	For	Management

Company	Mack-Cali Realty Corporation
Ticker:	CLI	Cusip:	554489104
Meeting Date:	5/21/2008	Record Date:	4/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Nathan Gantcher; 02-David S. Mack; 03-William L. Mack; 04-Alan G. Philibosian.	For	For	Management

2.00	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2008.	For	For	Management

Company	MCG Capital Corporation
Ticker:	MCGC	Cusip:	58047P107
Meeting Date:	4/23/2008	Record Date:	3/17/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Robert J. Merrick; 02-B. Hagen Saville; 03-Wallace B. Millner, III; 04-Richard W. Neu.	For	For	Management

2.00

The ratification of the selection of the independent registered public accounting firm of Ernst & Young LLP as independent auditors for MCG Capital Corporation for the fiscal year ending December 31, 2008.

		For	For	Management

3.00

To approve a proposal to authorize flexibility for the Company, with approval of its Board of Directors, to sell shares of its common stock at a price below the Company’s then current net asset value per share.

		For	For	Management

4.00	To approve an amendment to the Company’s 2006 Employee Restricted Stock Plan.	For	For	Management

5.00	To approve an amendment to the Company’s 2006 Non-Employee Director Restricted Stock Plan.	For	For	Management

Company	Medical Properties Trust, Inc.
Ticker:	MPW	Cusip:	58463J304
Meeting Date:	5/22/2008	Record Date:	4/1/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Edward K. Aldag, Jr.; 02-Virginia A. Clarke; 03-G. Steven Dawson; 04-R. Steven Hamner; 05-Robert E. Holmes, Ph.D.; 06-Sherry A. Kellett; 07-William G. McKenzie; 08-L. Glenn Orr, Jr..

		For	For	Management

2.00	To ratify the appointment of KPMG LLP as independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

Company	Mid-America Apartment
Ticker:	MAA	Cusip:	59522J103
Meeting Date:	5/20/2008	Record Date:	3/12/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Amendment of Mid-America’s Charter to move from a staggered board structure to annual election for all directors.	For	For	Management

2.00	Directors Recommend: A vote for election of the following nominees: 01-H. Eric Bolton, Jr.; 02-Alan B. Graf, Jr.; 03-Ralph Horn; 04-Philip W. Norwood.	For	For	Management

3.00	Ratification of Ernst & Young LLP as Mid-America’s independent registered public accounting firm for 2008.	For	For	Management

Company	Mission West Properties, Inc.
Ticker:	MSW	Cusip:	605203108
Meeting Date:	5/22/2008	Record Date:	4/4/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Carl E. Berg; 02-William A. Hasler; 03-Lawrence B. Helzel; 04-Raymond V. Marino; 05-Martin S. Roher.	For	For	Management

2.00	Ratify the selection of Burr, Pilger & Mayer, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

Company	National Retail Properties, Inc.
Ticker:	NNN	Cusip:	637417106
Meeting Date:	5/30/2008	Record Date:	4/1/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Dennis E. Gershenson; 02-Kevin B. Habicht; 03-Clifford R. Hinkle; 04-Richard B. Jennings; 05-Ted B. Lanier; 06-Robert C. Legler; 07-Craig MacNab; 08-Robert Martinez.

		For	For	Management

2.00	To ratify the selection of the independent registered public accounting firm for 2008.	For	For	Management

Company	Nationwide Health Properties, Inc.
Ticker:	NHP	Cusip:	638620104
Meeting Date:	5/2/2008	Record Date:	2/29/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-R. Bruce Andrews; 02-Charles D. Miller.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as the Company’s independent accountants for the calendar year ending December 31, 2008.	For	For	Management

Company	Neuberger Berman R/E Sec Income-
Ticker:	NRO	Cusip:	64190A103
Meeting Date:	1/25/2008	Record Date:	11/29/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve an agreement and plan of reorganization pursuant to which Neuberger Berman Realty Income Fund Inc. would transfer its assets to Neuberger Berman Real Estate Securities Income Fund Inc. in exchange for shares of common stock and preferred stock of NRO and the assumption by NRO of NRI’s liabilities and NRI would dissolve under applicable state law.

		For	For	Management

Company	Neuberger Berman R/E Securities
Ticker:	NRO	Cusip:	64190A103
Meeting Date:	5/28/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Martha C. Goss; 02-Robert A. Kavesh; 03-Edward J. O’Brien; 04-William E. Rulon; 05-Candace L. Straight.	For	For	Management

2.00

To consider, if properly presented at the meeting, a stockholder proposal to request that the Board of Directors establish a special committee to investigate suitable alternatives to replace the Fund’s investment manager, Neuberger Berman Management.

		Against	Against	Shareholder(s)

Company	Neuberger Berman Realty Income Fd-
Ticker:	NRI	Cusip:	64126G109
Meeting Date:	1/25/2008	Record Date:	11/29/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve an agreement and plan of reorganization pursuant to which Neuberger Berman Realty Income Fund Inc. (“NRI”) wowuld transfer its assets to Neuberger Berman Real Estate Securities Income Fund Inc. (“NRO”) in exchange for shares of common stock and preferred stock of NRO and the assumption by NRO of NRI’s liabilities and NRI would dissolve under applicable state laws.

		For	For	Management

Company	Parkway Properties, Inc.
Ticker:	PKY	Cusip:	70159Q104
Meeting Date:	5/8/2008	Record Date:	3/18/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Daniel P. Friedman; 02-Roger P. Friou; 03-Martin L. Garcia; 04-Michael J. Lipsey; 05-Steven G. Rogers; 06-Leland R. Speed; 07-Troy A. Stovall; 08-Lenore M. Sullivan.

		For	For	Management

2.00	To consider and ratify the appointment of Ernst & Young LLP as independent accountants of the Company for the 2008 fiscal year.	For	For	Management

Company	Pennsylvania Real Estate Investment
Ticker:	PEI	Cusip:	709102107
Meeting Date:	5/29/208	Record Date:	4/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Joseph F. Coradino; 02-Lee H. Javitch; 03-Mark E. Pasquerilla; 04-John J. Roberts.	For	For	Management

2.00	Re-approval of the material terms of the performance goals of the 2003 Equity Incentive Plan.	For	For	Management

3.00	Ratification of the selection of KPMG LLP as independent auditor for 2008.	For	For	Management

Company	ProLogis
Ticker:	PLD	Cusip:	743410102
Meeting Date:	5/9/2008	Record Date:	3/13/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Stephen L. Feinberg; 02-George L. Fotiades; 03-Christine N. Garvey; 04-Lawrence V. Jackson; 05-Donald P. Jacobs; 06-Jeffrey H. Schwartz; 07-D. Michael Steuert; 08-J. Andre Teixeira; 09-William D. Zollars; 10-Andrea M. Zulberti.

		For	For	Management

2.00	Ratify the appointment of the independent registered public accounting firm for 2008.	For	For	Management

Company	Public Storage, Inc.
Ticker:	PSA	Cusip:	74460D109
Meeting Date:	5/8/2008	Record Date:	3/10/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-B. Wayne Hughes, 02-Ronald L. Havner, Jr.; 03-Harvey Lenkin; 04-Dann V. Angeloff; 05-William C. Baker; 06-John T. Evans; 07-Uri P. Harkham; 08-B. Wayne Hughes, Jr.; 09-Gary E. Pruitt; 10-Daniel C. Staton.

		For	For	Management

2.00	Ratification of auditors.	For	For	Management

Company	Ramco-Gershenson Properties Trust
Ticker:	RPT	Cusip:	751452202
Meeting Date:	6/11/2008	Record Date:	4/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Arthur H. Goldberg; 02-Mark K. Rosenfeld.	For	For	Management

2.00	Ratification of the appointment of Grant Thornton LLP as the Trust;s independent registered public accounting firm for 2008.	For	For	Management

3.00	Approval of the 2008 Restricted Share Plan for Non-Employee Trustees.	For	For	Management

4.00	Shareholder proposal requesting that the Board of Trustees take the necessary steps to declassify the Board of Trustees.	Against	Against	Shareholder(s)

Company	Realty Income Corporation
Ticker:	O	Cusip:	756109104
Meeting Date:	5/13/2008	Record Date:	3/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Kathleen R. Allen; 02-Donald R. Cameron; 03-William E. Clark, Jr.; 04-Priya Cherian Huskins; 05-Roger P. Kuppinger; 06-Thomas A. Lewis; 07-Michael D. McKee; 08-Gregory T. McLaughlin; 09-Ronald L. Merriman; 10-Willard H. Smith, Jr..

		For	For	Management

2.00	Ratification of appointment of KPMG LLP as the independent registered public accounting firm for fiscal year ending December 31, 2008.	For	For	Management

Company	Resource Captial Corporation
Ticker:	RSO	Cusip:	76120W302
Meeting Date:	7/25/2007	Record Date:	6/4/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Walter T. Beach, (2) Edward E. Cohen, (3) Jonathan Z. Cohen, (4) William B. Hart, (5) Gary Ickowicz, (6) Murray S. Levin, (7) P. Sherrill Neff.

		For	For	Management

2.00	Proposal to adopt the Resource Capital Corp. 2007 omnibus equity compensation plan.	For	For	Management

Company	Seaspan Corporation
Ticker:	SSW	Cusip:	Y75638109
Meeting Date:	4/26/2008	Record Date:	3/18/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Peter S. Shaerf; 02-Milton K. Wong.	For	For	Management

2.00	Ratification of the appointment of KPMG LLP, chartered accountants, as Seaspan Corporation’s independent auditors for fiscal 2008.	For	For	Management

Company	Simon Property Group, Inc.
Ticker:	SPG	Cusip:	828806109
Meeting Date:	5/8/2008	Record Date:	3/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Birch Bayh; 02-Melvyn E. Bergstein; 03-Linda Walker Bynoe; 04-Karen N. Horn; 05-Reuben S. Leibowitz; 06-J. Albert Smith, Jr.; 07-Pieter S. Van Den Berg.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for 2008.	For	For	Management

3.00	To approve the amended Simon Property Group, L.P. 1998 Stock Incentive Plan.	For	For	Management

4.00	The stockholder proposal to adopt a “Pay for Superior Performance Principle (sic).”	Against	Against	Shareholder(s)

Company	Sovran Self Storage, Inc.
Ticker:	SSS	Cusip:	84610H108
Meeting Date:	5/21/2008	Record Date:	3/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Robert J. Attea; 02-Kenneth F. Myszka; 03-John E. Burns; 04-Michael A. Elia; 05-Anthony P. Gammie; 06-Charles E. Lannon.	For	For	Management

2.00	Approval of amendment to the Deferred Compensation Plan for Directors of Sovran Self Storage, Inc.	For	For	Management

3.00	Ratification of the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for fiscal year 2008.	For	For	Management

Company	Sun Communities, Inc.
Ticker:	SUI	Cusip:	866674104
Meeting Date:	7/18/2008	Record Date:	4/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election for the following nominees: 01-Gary A. Shiffman; 02-Ronald L. Piasecki.	For	For	Management

2.00	Ratification of appointment of Grant Thornton LLP.	For	For	Management

Company	Sunstone Hotel Investors, Inc.
Ticker:	SHO	Cusip:	867892101
Meeting Date:	5/7/2008	Record Date:	3/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Robert A. Alter; 02-Lewis N. Wolff; 03-Z. Jamie Behar; 04-Thomas A. Lewis; 05-Keith M. Locker; 06-Keith P. Russell.	For	For	Management

2.00	Ratification of the Audit Committee’s appointment of Ernst & Young LLP to act as the independent public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	Adoption of the Executive Incentive Plan.	For	For	Management

Company	Supertel Hospitality, Inc.
Ticker:	SPPR	Cusip:	868526104
Meeting Date:	5/22/2008	Record Date:	4/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Paul J. Schulte; 02-Steve H. Borgmann; 03-Jeffrey M. Zwerdling; 04-George R. Whittemore; 05-Loren Steele; 06-Joseph Caggiano; 07-Allen L. Dayton; 08-Patrick J. Jung.

		For	For	Management

2.00	To ratify the selection of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year 2008.	For	For	Management

Company	Tanger Factory Outlet Centers, Inc.
Ticker:	SKT	Cusip:	875465106
Meeting Date:	5/16/2008	Record Date:	3/19/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Stanley K. Tanger; 02-Steven B. Tanger; 03-Jack Africk; 04-William G. Benton; 05-Thomas E. Robinson; 06-Allan L. Schuman.	For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

Company	The Zweig Total Return Fund, Inc.
Ticker:	ZTR	Cusip:	989837109
Meeting Date:	5/6/208	Record Date:	3/11/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Wendy Luscombe; 02-R. Keith Walton.	For	For	Management

Company	Universal Health Realty Income Trust
Ticker:	UHT	Cusip:	91359E105
Meeting Date:	6/5/2008	Record Date:	4/10/2005

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Alan B. Miller; 02-Myles H. Tanenbaum.	For	For	Management

Company	U-Store-It Trust
Ticker:	YSI	Cusip:	91274F104
Meeting Date:	5/6/2008	Record Date:	3/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-J. C. (Jack) Dannemiller; 02-W. M. Diefenderfer III; 03-Harold S. Haller; 04-Daniel B. Hurwitz; 05-Dean Jernigan; 06-Marianne M. Keller; 07-David J. LaRue.

		For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as independent auditor for the year ending December 31, 2008.	For	For	Management

Company	Vornado Realty Trust
Ticker:	VNO	Cusip:	929042109
Meeting Date:	5/15/2008	Record Date:	3/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Anthony W. Deering; 02-Michael Lynn; 03-Robert H. Smith; 04-Ronald G. Targan.	For	For	Management

2.00	Ratification of selection of independent registered public accounting firm.	For	For	Management

3.00	Shareholder proposal regarding majority voting for trustees.	Against	Against	Shareholder(s)

Company	Washington Real Estate Investment
Ticker:	WRE	Cusip:	939653101
Meeting Date:	5/15/2008	Record Date:	3/17/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Mr. Edward S. Civera.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as the Trust’s independent registered public accounting firm for 2008.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Real Estate Fund

/s/ Adam D. Portnoy	/s/ Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 27, 2008